Subsequent Events - Additional Information (Detail) $ in Millions	Apr. 30, 2020 BRL (R$)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	May 11, 2017 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				R$ 85,271,000,000		R$ 75,353,000,000
Consideration transferred							R$ 6,650,000,000
Notional amount				R$ 20,000,000
Zup IT Servios em Tecnologia e Inovao Ltda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired					100.00%
Zup IT Servios em Tecnologia e Inovao Ltda [Member] | First Phase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired					52.96%
Consideration transferred					R$ 293,000,000
Zup IT Servios em Tecnologia e Inovao Ltda [Member] | Second Phase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired					19.60%
Nonadjusting Events [Member] | Senior Notes Maturing 2023 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			R$ 1,000,000,000
Borrowings interest rate			2.90%
Nonadjusting Events [Member] | Senior Notes Maturing 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			R$ 500,000,000
Borrowings interest rate			3.25%
Covid Nineteen [Member] | Todos pela Sade [Member]
Disclosure of non-adjusting events after reporting period [line items]
Donations Received	R$ 1,000,000,000
Amount of donation allocated to different projects	R$ 250,000,000
Major Borrowings [Member] | Perpetual Subordinate Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $		$ 700
Borrowings Interest Rate Recalculation Period		5 years
Major Borrowings [Member] | Perpetual Subordinate Notes [Member] | Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate		4.625%